Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Summary of Contract Value for Each Type of Fully Benefit-Responsive Investment Contract
The following table reflects the contract value for each type of fully benefit-responsive investment contract:

(In millions)	December 31,
	2025	2024
Synthetic GICs	$69.7	$75.2
Traditional GICs	2.4	2.9
Total fully benefit-responsive investment contracts, at contract value	$72.1	$78.1